Revenue Contract Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Revenue Contract Liability
13.
REVENUE CONTRACT LIABILITY

Deferred revenue for customer contracts represents amounts collected from, or invoiced to, customers in advance of revenue recognition. The balance of Deferred revenue will increase or decrease based on the timing of invoices and recognition of revenue.

Significant changes in our Deferred Revenue liability balances during the period ended September 30, 2023 were as follows:

Deferred Revenue
Balance as of December 31, 2022	$3,200,664
Revenue Recognized	(3,191,044)
Amounts Collected or invoiced	4,363,188
Balance as of September 30, 2023	$4,372,808

18.
REVENUE CONTRACT LIABILITY

Deferred revenue for customer contracts represents amounts collected from, or invoiced to, customers in advance of revenue recognition. The balance of Deferred revenue will increase or decrease based on the timing of invoices and recognition of revenue.

Significant changes in our Deferred Revenue liability balances during the year ended December 31, 2022 were as follows:

Deferred Revenue
Balance as of December 31, 2021	$1,995,090
Revenue Recognized	(1,995,090)
Amounts Collected or invoiced	3,200,664
Balance as of December 31, 2022	$3,200,664